Note 13 - Employee Benefit Plans (Details) (USD $)	4 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 26, 2010
Note 13 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)					200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)		222,800
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		3 years 36 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 778,860	$ 727,827	$ 778,860
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	560,199	651,781	560,199
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		361,517	432,850
Allocated Share-based Compensation Expense		254,340	254,508	253,017
Stock Issued During Period, Shares, Employee Stock Ownership Plan (in Shares)	233,224
Employee Stock Option [Member]
Note 13 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)		25,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		235
Restricted Stock [Member] | Director [Member] | 2010 Equity Plan [Member]
Note 13 - Employee Benefit Plans (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures (in Shares)		11,242	16,576	18,520
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 10.90	$ 7.00	$ 5.94
Restricted Stock [Member] | Officer [Member]
Note 13 - Employee Benefit Plans (Details) [Line Items]
Restricted Stock or Unit Expense		102,099	89,357	79,330
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)		23,320		27,313
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Cliff Vesting Period		3 years		2 years
Restricted Stock [Member] | Chief Executive Officer [Member]
Note 13 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Cliff Vesting Period				3 years
Restricted Stock [Member]
Note 13 - Employee Benefit Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number (in Shares)		114,239
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		190,858
Director [Member]
Note 13 - Employee Benefit Plans (Details) [Line Items]
Restricted Stock or Unit Expense		$ 122,538	$ 116,032	$ 110,009